MET INVESTORS SERIES TRUST

                        JANUS AGGRESSIVE GROWTH PORTFOLIO

       Supplement Dated September 22, 2006 To Prospectus Dated May 1, 2006

     Effective October 1, 2006, the Manager terminated Janus Capital Management LLC ("Janus") as Adviser to the Portfolio. On August 10, 2006, the Board of Trustees of Met Investors Series Trust (the "Trust") approved a new Investment Advisory Agreement (the "Agreement") with respect to the Portfolio between the Manager and CAM North America, LLC (expected to be renamed ClearBridge Advisors, LLC ("ClearBridge")). The Agreement is not subject to shareholder approval and will become effective on October 1, 2006. The Management Agreement between the Trust and the Manager relating to the Portfolio will remain in effect.

     Under the Agreement, ClearBridge will become the Adviser to the Portfolio, succeeding Janus, and will become responsible for the day-to-day management of the Portfolio's investment operations under the oversight of the Manager. Accordingly, the name of the Portfolio will be changed to the "Legg Mason Aggressive Growth Portfolio" at the time the Agreement takes effect. ClearBridge's address is 399 Park Avenue, New York, New York 10022.

     The transition from Janus to ClearBridge as Adviser of the Portfolio will involve certain portfolio transaction costs as ClearBridge restructures the Portfolio to reflect ClearBridge's investment strategy, as described below. It is impossible to estimate with certainty what the amount of these transition costs will be, but it is currently not expected to be significant.

         Investment Objective; Principal Investment Strategy

     In connection with the change in Adviser, the Portfolio's investment objective will slightly change from seeking long-term growth of capital to seeking capital appreciation. Under ClearBridge's management, the Portfolio will invest primarily in common stocks that the Adviser believes are experiencing, or will experience, growth in earnings that exceeds the average rate of earnings growth of companies which comprise the S&P 500 Index. The Portfolio may invest in the securities of large, well-known companies that offer prospects of long-term earnings growth. However, because higher earnings growth rates are often achieved by small- to medium-sized companies, a significant portion of the Portfolio's assets may be invested in the securities of such companies.

     The Adviser emphasizes individual security selection while diversifying the Portfolio's investments across industries, which may help to reduce risk. The Adviser focuses primarily, but not exclusively, on emerging growth companies that have passed their "start up" phase and show positive earnings and the prospect of achieving significant profit gains beginning in the two to three years after the Portfolio acquires their stocks. When evaluating an individual stock, the Adviser considers whether the company may benefit from:

o    New technologies, products or services

o    New cost reducing measures

o    Changes in management

o    Favorable changes in government regulations.

     Although the Portfolio is classified as non-diversified, the Portfolio was managed as a diversified Portfolio by Janus and will be managed as a diversified Portfolio by ClearBridge.

         Primary Risks:

     An investment in the Portfolio is subject to the primary risks as described in detail in the Prospectus:

o        Market risk
o        Market capitalization risk
o        Investment style risk

         Additional Investment Strategies:

     In addition to the principal investment strategies discussed above, the Portfolio may at times invest a portion of its assets in the investment strategies and may engage in certain investment techniques as described below. These strategies and techniques may involve risks. (Please note that some of these strategies may be a principal investment strategy for the Portfolio and consequently are also described above.) The Portfolio is not limited by this discussion and may invest in other types of securities not precluded by the policies discussed in this Supplement.

     Foreign Investments. The Portfolio may invest without limit in foreign securities. The Portfolio may invest directly in foreign issuers or invest in depositary receipts. The Portfolio's investments in foreign securities may involve greater risk than investments in securities of U.S. issuers. Because the value of a depositary receipt is dependent upon the market price of an underlying foreign security, depositary receipts are subject to most of the risks associated with investing in foreign securities directly. Foreign countries generally have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses.

     Defensive investing. The Portfolio may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instruments and short-term debt securities or cash. If the Portfolio takes a temporary defensive position, it may be unable to achieve its investment goal.

     The Portfolio may also use other strategies and invest in other securities that are described, along with their risks, in the SAI. However, the Portfolio might not use all of the strategies and techniques or invest in all types of securities described in the prospectus or in the SAI.

     In  addition,  the  Portfolio  may  invest  in  the  following  securities:
Convertible Securities; Derivatives; Foreign Currency Transactions; Foreign Debt Securities; Forward Commitments, When-Issued and Delayed Delivery Securities; High Quality Short-Term Debt Obligations; High Yield/High Risk Debt Securities; Hybrid Instruments; Illiquid and Restricted Securities; Indexed Securities; Investment Grade Debt Securities; Investments in Other Investment Companies; PIK (pay-in-kind) Debt Securities and Zero-Coupon Bonds; Preferred Stocks; Real Estate Investment Trusts; Rights and Warrants; Securities Loans and U.S. Government Securities.

         Fees and Expenses:

         Effective October 1, 2006 the management fee for the Portfolio has been reduced. The following table and Example below replace the fee and expense table and the Example in the Prospectus and set forth the fees and expenses for the year ended December 31, 2005 adjusted to reflect the new management fee schedule after the full year. The new management fee schedule is 0.65% for the first $500 million of average daily set assets plus 0.60% of such assets over $500 million up to $1 billion plus 0.55% of such assets over $1 billion up to $2 billion plus 0.50% of such assets over $2 billion.



---------------------------------------- -------------------------------------- --------------------------------------
                                         Class A                                Class B
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------


Management Fee                           0.64%                                  0.64%
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
12b-1 Fees                               None                                   0.25%
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Other Expenses                           0.05%                                  0.05%
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Total Annual Portfolio Operating         0.69%                                  0.94%
Expense*
---------------------------------------- -------------------------------------- --------------------------------------
*   The Manager and the Trust have entered into an Expense Limitation Agreement whereby the Total Annual Portfolio Operating Expenses for the Class A and
    Class B shares of the Portfolio will not exceed 0.90% and 1.15%, respectively, for the period ended April 30, 2007 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's
    Board of Trustees, be repaid to the Manager.





Example of Portfolio Expenses

---------------------- --------------------- -------------------------
                       Class A               Class B
---------------------- --------------------- -------------------------
---------------------- --------------------- -------------------------
1 Year                 $71                   $96
---------------------- --------------------- -------------------------
---------------------- --------------------- -------------------------
3 Years                $221                  $301
---------------------- --------------------- -------------------------
---------------------- --------------------- -------------------------
5 Years                $385                  $522
---------------------- --------------------- -------------------------
---------------------- --------------------- -------------------------
10 Years               $861                  $1,159
---------------------- --------------------- -------------------------


         Portfolio Management:

     ClearBridge is a recently organized investment adviser that has been formed to succeed the equity securities portfolio management business of Citigroup Asset Management, which was acquired by Legg Mason, Inc. in December 2005. ClearBridge is a wholly-owned subsidiary of Legg Mason.

     The Portfolio is managed by Richard Freeman, an investment officer of the Adviser. Mr. Freeman has managed the Smith Barney Aggressive Growth Fund, Inc. since its inception in 1983 and has more than 29 years of investment experience. The Portfolio is co-managed by Evan Bauman. Mr. Bauman has been with the organization since 1996 and has 10 years of industry experience.

         Prior Experience with Comparable Fund:

     The  Portfolio  and  the  Legg  Mason  Partners   Aggressive   Growth  Fund
("Aggressive Growth Fund"), which is sub-advised by ClearBridge, have substantially similar investment objectives, policies, and strategies.
ClearBridge will begin managing the Portfolio in October, 2006. In order to provide you with information regarding the investment capabilities of ClearBridge, performance information regarding the Aggressive Growth Fund is presented. Management fees paid by the Aggressive Growth Fund are more than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the Aggressive Growth Fund, the average annual return during the period would have been more than the returns set forth below. The result assumes that the current management fee paid by the Aggressive Growth Fund, as a percentage of average net assets, applied to all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of Aggressive Growth Fund and the Portfolio will vary.

     The table below compares the Aggressive Growth Fund's average annual compounded total returns for the 1, - 5 - and 10 - year periods through 12/31/05 with the Russell 3000 Growth Index (an unmanaged index which measures the performance  of those Russell 3000 Index  Companies  with higher price -to- book ratios and higher forecasted growth rates). An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.




---------------------------------------------------------------------------------------------------------
                               Average Annual Total Return as of 12/31/05
                  --------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
--------------------------------------------------------------- ------------ -------------- -------------

                                                                1 Year       5 Year           10 Year
--------------------------------------------------------------- ------------ -------------- -------------
--------------------------------------------------------------- ------------ -------------- -------------


Aggressive Growth Fund **                                       12.55%       1.66%          14.21%
Class A shares (without sales charge)
--------------------------------------------------------------- ------------ -------------- -------------
--------------------------------------------------------------- ------------ -------------- -------------
Russell 3000 Growth Index                                       6.93%        (8.87)%        9.30%
--------------------------------------------------------------- ------------ -------------- -------------
         ** Prior to April 7, 2006, known as Smith Barney Aggressive Growth
Fund, Inc.
